Segment reporting - Narrative (Details) $ in Millions	35 Months Ended
Mar. 31, 2023 AUD ($) item
Business
Segment reporting
Maximum exposure | $	$ 200
Specialist Businesses
Segment reporting
Cumulative number of businesses sold | item	9